Convertible Preferred Shares	12 Months Ended
Dec. 31, 2019
Convertible Preferred Shares
Convertible Preferred Shares

13.  Convertible Preferred Shares

The following table summarizes the issuances of convertible preferred shares (collectively, “Convertible Preferred Shares”):

		Original Issuance
		Price per	Number of
Name	Issuance Date	Share*	Shares*
Series A1 Convertible Preferred Shares	June 2015	$0.0093	71,849,380
Series A2 Convertible Preferred Shares	June 2015	$0.0336	238,419,800
Series B1 Convertible Preferred Shares	November 2015	$0.1576	211,588,720
Series B2 Convertible Preferred Shares	January 2016	$0.1576	27,781,280
Series B3 Convertible Preferred Shares	March 2016	$0.1576	145,978,540
Series B4 Convertible Preferred Shares	June 2016	$0.1710	292,414,780
Series C1 Convertible Preferred Shares	February 2017	$0.3545	56,430,180
Series C2 Convertible Preferred Shares	February 2017	$0.3985	238,260,780
Series C3 Convertible Preferred Shares	June 2017	$0.4139	241,604,260
Series D Convertible Preferred Shares	March 2018**	$2.4832	551,174,340

*     In connection with the issuance of Series D convertible preferred shares, the Company effected a change of authorized share capital (Note15), the Company’s then issued and outstanding Convertible Preferred Shares were split on a 1-to-20 basis. The number of shares and per-share price in the consolidated financial statements were recasted on a retroactive basis to reflect the effect of these changes.

**   Series D Convertible Preferred Shares were issued and converted in 2018. Therefore, the balance was nil as of December 31, 2018.

The significant terms of the Convertible Preferred Shares are summarized as follows:

Conversion

Convertible Preferred Shares can be converted into Class A ordinary shares at the option of the holder at any time by dividing the applicable original purchase price by the applicable conversion price which is initially equal to the original purchase price and as such, the initial conversion ratio for each Convertible Preferred Share into each Ordinary Share shall be one-for-one.

Convertible Preferred Shares shall automatically be converted into Class A ordinary shares at the then-effective conversion rate applicable to the relevant series of Convertible Preferred Shares upon the closing of an underwritten public offering of the Ordinary Shares of the Company in the United States.

The conversion price is subject to additional adjustments if the Company makes certain dilutive issuances of shares.

13.  Convertible Preferred Shares (Continued)

Dividends

The holders of outstanding shares of the Company shall be entitled to receive dividends, out of any assets legally available therefor, payable in US$ and annually when, as and if declared by the Board. Such distributions shall not be cumulative. Holders of the Convertible Preferred Shares shall also be entitled to receive any non-cash dividends declared by the Board on an as-converted basis. The dividends or distributions shall be distributed among all holders of Ordinary Shares and Convertible Preferred Shares in proportion to the number of Ordinary Shares that would be held by each such holder if all Convertible Preferred Shares had been converted to Ordinary Shares as of the record date fixed for determining those entitled to receive such distribution.

Liquidation preference

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, distributions to the shareholders of the Group shall be made as stated below:

For the holders of teach series of Convertible Preferred Shares, (i) 100% of its issue price, plus (ii) an amount accruing there on at a compound annual rate of 8% of the 100% issue price beginning on its closing date, plus (iii) all declared but unpaid dividends thereon (Collectively, the ‘‘Preference Amount’’).

If the Company has insufficient assets to permit payment of the Series D Preferred Share Preference Amount in full to all holders of the then issued and outstanding Series D Preferred Shares, then the assets of the Company shall be distributed ratably to the holders of the then issued and outstanding Series D Preferred Shares in proportion to the full Series D Preferred Share Preference Amount that each such holder of the then issued and outstanding Series D Preferred Shares would otherwise be entitled to receive hereunder.

After the full Series D Preferred Share Preference Amount has been paid, any remaining funds or assets of the Company legally available for distribution to shareholders shall then be distributed to holders of Series C-3 Preferred Shares and Series C-2 Preferred Shares according to the sum of the Series C-3 Preferred Share Preference Amount and Series C-2 Preferred Share Preference Amount. If the Company has insufficient assets to permit payment of the Series C3 Preference Amount and the Series C2 Preference Amount in full to all holders of the then issued and outstanding holders of Series C3 Convertible Preferred Shares and Series C2 Convertible Preferred Shares, then the assets of the Company shall be distributed ratably to the holders of the then issued and outstanding Series C3 Convertible Preferred Shares and Series C2 in proportion to the full Series C3 Preference Amount and Series C2 Preference Amount that each such holder of the then issued and outstanding Series C3 Convertible Preferred Shares and Series C2 Convertible Preferred Shares would otherwise be entitled to receive hereunder.

After the full Series C3 Preference Amount and the full Series C2 Preference Amount has been paid, any remaining funds or assets of the Company legally available for distribution to shareholders shall then be distributed to holders of Series C1 Convertible Preferred Shares and Series B Convertible Preferred Shares (including Series B1 to B4 Convertible Preferred Shares) according to the sum of the Series C1 Preference Amount and Series B Preference Amount. If the Company has insufficient assets to permit payment of the Series C1 Preference Amount and Series B Preference Amount in full to all holders of the then issued and outstanding holders of Series C1 Convertible Preferred Shares and Series B Convertible Preferred Shares, then the assets of the Company shall be distributed ratably to the holders of the then issued and outstanding Series C1 Convertible Preferred Shares and Series B Convertible Preferred Shares in proportion to the full Series C1 Convertible Preferred Share Preference Amount and Series B Convertible Preferred Share Preference Amount that each such holder of the then issued and outstanding Series C1 Convertible Preferred Shares and Series B Convertible Preferred Shares would otherwise be entitled to receive hereunder.

13.  Convertible Preferred Shares (Continued)

Liquidation preference(Continue)

After the full Series C1 Preference Amount and the full Series B Preference Amount has been paid, any remaining funds or assets of the Company legally available for distribution to shareholders shall then be distributed to holders of Series A Convertible Preferred Shares (including Series A-1 and A2 Convertible Preferred Shares) according to the Series A Preference Amount. If the Company has insufficient assets to permit payment of the Series A Preference Amount in full to all holders of the then issued and outstanding holders of Series A Convertible Preferred Shares, then the assets of the Company shall be distributed ratably to the holders of the then issued and outstanding Series A Convertible Preferred Shares in proportion to the full Series A Preference Amount that each such holder of the then issued and outstanding Series A Convertible Preferred Shares would otherwise be entitled to receive hereunder.

After the full Preference Amount on all outstanding Convertible Preferred Shares have been paid, any remaining funds or assets of the Company legally available for distribution to shareholders shall be distributed on a pro rata, pari passu basis among the holders of the Convertible Preferred Shares (calculated on an as-converted and fully-diluted basis), together with the holders of the Ordinary Shares.

Deemed liquidation

Any sale of shares, merger, consolidation or other similar transaction involving the Company in which its shareholders do not retain a majority of the voting power in the surviving or resulting entity, or a sale of all or substantially all the Company’s assets (the ‘‘Liquidation Event’’, for avoidance of doubt, each transaction under the acquisitions also referred herein as a Liquidation Event), shall be deemed a liquidation, dissolution or winding up of the Company, such that the liquidation preference shall apply as if all consideration received by the Company and its shareholders in connection with such event were being distributed in a liquidation of the Company (‘‘Deemed Liquidation’’).

The Convertible Preferred Shares are not redeemable except in the event of Deemed Liquidation, which permits the holders to receive the Preference Amount as defined above.

Voting

Each Convertible Preferred Share shall carry a number of votes equal to the number of Class A ordinary shares then issuable upon its conversion into Class A ordinary shares at the record date for determination of the shareholders entitled to vote on such matters, or, if no such record date is established, at the date such vote is taken or any written consent of shareholders is solicited.

Accounting for Convertible Preferred Shares

In February 2016, all shareholders of the Company approved the declaration and payment of a special cash dividend in the amount of RMB18,326 to a shareholder of the Series B2 Convertible Preferred Shares. The dividend was recorded in accumulated deficits.

In connection with the issuances of Series B1 Convertible Preferred Shares and Series B4 Convertible Preferred Shares, liquidation preferences of certain Convertible Preferred Shares were modified and deemed distribution of RMB12,104, nil and nil were recognized for the years ended December 31, 2016, 2017 and 2018, respectively.

13.  Convertible Preferred Shares (Continued)

Accounting for Convertible Preferred Shares (Continued)

Concurrently with the issuance of Series C1 Convertible Preferred Shares in February 2017, the Company repurchased from a company controlled by the Founder and cancelled 56,430,180 of Class B ordinary shares for cash consideration of RMB137,580. The difference between the then fair value of the Class B ordinary shares of RMB32,677 and par value was recorded in accumulated deficits. The excess of consideration over the then fair value of the Ordinary Shares of RMB103,125 was accounted for as compensation expense within general and administrative expenses (Note 17). The excess of the issuance price paid by the investor over the then fair value of the Series C1 Convertible Preferred Shares of RMB26,413 was accounted for as a contribution from shareholder.

In March 2018, the Company issued 551,174,340 Series D convertible preferred shares to existing shareholders and their affiliates including Tencent Group for a cash consideration of US$918,670 and an intangible asset at fair value (Note 7).

In connection with the issuances of Series D convertible preferred shares, the liquidation preferences of Convertible Preferred Shares were amended. The amendment to the liquidation preference of the Convertible Preferred Shares was accounted for as modification as the fair value of Convertible Preferred Share immediately after the amendment was not significantly different from its fair value immediately before the amendment. The Company accounted for the modification that resulted in an increase to the fair value of the modified Convertible Preferred Shares of RMB80,496 (US$11,708) as deemed dividends during the year ended December 31, 2018.

The Series A convertible preferred shares, the Series B convertible preferred shares, the Series C convertible preferred shares and the Series D convertible preferred shares (collectively the “Convertible Preferred Shares”) were classified as mezzanine equity as they were contingently redeemable upon the occurrence of a Deemed Liquidation event. The initial carrying amounts of the Convertible Preferred Shares were the fair value at the time of closing, less issuance costs. The Company did not accrete the Convertible Preferred Shares to liquidation value as a Deemed Liquidation event was not considered probable as of the end of each period presented. The Company determined conversion options embedded in the Convertible Preferred Shares did not require bifurcation because the underlying Class A ordinary shares were not publicly traded nor readily convertible into cash. There were no other embedded derivatives that required bifurcation. The Company also determined that there were no beneficial conversion features to be recorded.

Upon completion of the IPO in July 2018, all of the convertible preferred shares were converted to 1,971,811,320 Class A ordinary shares and 103,690,740 Class B ordinary shares.